SA Multi-Managed Large Cap Value Portfolio Annual Fund Operating Expenses - SA Multi-Managed Large Cap Value Portfolio	Mar. 31, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.85%
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.00%
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.10%